Related party transactions (Tables)	12 Months Ended
Aug. 31, 2024
Related Party Transactions
Schedule of Related Parties Compensation

	For the year ended August 31,
Key management personnel	2024	2023
Remuneration	$1,766	$2,135
Share-based compensation expense	1,332	2,148
Total key management personnel	$3,098	$4,283